Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 99,304,526	$ 78,093,405	$ 41,380,440
Cost of revenue	(124,557,665)	(102,116,216)	(31,088,542)
Gross (loss) / profit	(25,253,139)	(24,022,811)	10,291,898
Selling and marketing expenses	(26,095,652)	(19,268,175)	(8,369,739)
General and administrative expenses	(20,750,213)	(18,833,432)	(17,080,251)
Consultancy and professional fees	(1,375,651)	(1,215,572)	(1,725,675)
Government grants claimed	1,101,295	1,800,478	2,325,960
Impairment of intangible asset	(15,000,000)
Impairment of goodwill		(600,000)
Operating loss	(87,373,360)	(62,139,512)	(14,557,807)
Finance costs	(5,045,550)	(175,003)	(268,517)
Finance income	1,139,672	538,877	18,959
Other income	245,670	311,611	3,242,597
Share of loss of a joint venture		(8,383)	(213,805)
Loss on liquidation of joint venture		(354,595)
Fair value change of warrants liabilities	173,859	1,624,868	(575,224)
Fair value change of embedded derivative liability	3,597,955	(609,320)
Foreign exchange gain / (loss), net	587,493	(1,009,006)	(2,656,846)
Loss before tax	(86,674,261)	(61,820,463)	(15,010,643)
Income tax expense	(2,897,298)	(1,772,085)	(654,991)
TOTAL LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	(89,571,559)	(63,592,548)	(15,665,634)
Attributable to:
Equity holders of the Parent	(89,469,672)	(63,554,582)	(15,813,351)
Non-controlling interests	(101,887)	(37,966)	147,717
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (89,571,559)	$ (63,592,548)	$ (15,665,634)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (13.16)	$ (11.03)	$ (5.98)
Diluted loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (13.16)	$ (11.03)	$ (5.98)